Interest expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Interest expense.
Central banks deposits	€ 468	€ 421		€ 216
Credit institution deposits	2,576	2,588		2,037
Customer deposits	10,137	9,062		11,074
Debt securities issued and Subordinated liabilities	6,679	6,073		6,651
Marketable debt securities	6,034	5,303		5,685
Subordinated liabilities	645	770		966
Provisions for pensions	145	186		198
Lease liabilities	273	9		8
Other interest expense	1,224	1,645		1,561
Interest expense	€ 21,502	€ 19,984	[1]	€ 21,745

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).